Intangible Assets - Net (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about intangible assets [abstract]
Summary of Intangible Assets of Defined Useful Lives

As of December 31, 2023 and 2022, the intangible assets of defined useful lives were comprised as follows:

	December 31, 2023		December 31, 2022
Initial balance	Ps.	8,241	Ps.	7,831
Additions		1,185		2,805
Amortization		(2,655)		(2,395)
Final balance	Ps.	6,771	Ps.	8,241
Cost		19,872		18,687
Accumulated amortization		(13,101)		(10,446)
Final balance	Ps.	6,771	Ps.	8,241